Accounting Policies - Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash, cash equivalents and restricted cash	$ 2,081	$ 3,230	$ 2,575	$ 7,544	$ 4,339
Accumulated deficit	(81,568)		(64,284)	(38,564)
Working capital (deficit)			(2,504)
Net (loss) income	$ (18,840)	$ 964	$ (30,984)	$ (32,785)
Investment ownership percentage			2.00%